Investments (Short-term Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Short-term Investments [Line Items]
Original cost	$ 67,005,000	$ 674,000
Gross unrealized gains	1,759,000	168,000
Gross unrealized losses	(10,028,000)	(94,000)
Provision for decline in value	0	0
Fair value	58,736,000	748,000
Impairment loss on short-term investments	0	0	0
Trading securities [Member]
Schedule of Short-term Investments [Line Items]
Original cost	253,000	179,000
Gross unrealized gains	92,000	168,000
Gross unrealized losses	(172,000)	(94,000)
Provision for decline in value	0	0
Fair value	173,000	253,000
Listed equity securities [Member]
Schedule of Short-term Investments [Line Items]
Original cost	51,747,000
Gross unrealized gains	1,667,000
Gross unrealized losses	(9,856,000)
Provision for decline in value	0
Fair value	43,558,000
Bank financial products [Member]
Schedule of Short-term Investments [Line Items]
Original cost	14,505,000
Gross unrealized gains	0
Gross unrealized losses	0
Provision for decline in value	0
Fair value	14,505,000
Others [Member]
Schedule of Short-term Investments [Line Items]
Original cost	500,000	495,000
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Provision for decline in value	0	0
Fair value	$ 500,000	$ 495,000